6. Long-term investments	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 6. Long-term investments

Entrée/Oyu Tolgoi JV Property, Mongolia

The Company has a carried 20% joint venture interest in two of the Oyu Tolgoi deposits in the South Gobi region of Mongolia (the "Entrée/Oyu Tolgoi JV Property"). The Entrée/Oyu Tolgoi JV Property is comprised of the eastern portion of the Shivee Tolgoi mining licence, which hosts the Hugo North Extension copper-gold deposit, and all of the Javhlant mining licence, which hosts the Heruga copper-gold-molybdenum deposit. The Shivee Tolgoi and Javhlant mining licences were granted by the Mineral Resources Authority of Mongolia ("MRAM") in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm's-length Equity Participation and Earn-In Agreement (the "Earn In Agreement") with Turquoise Hill Resource Ltd. ("Turquoise Hill"). Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the Entrée/Oyu Tolgoi JV Property. Most of Turquoise Hill's rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, Oyu Tolgoi LLC ("OTLLC"). The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Entrée/Oyu Tolgoi JV Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Entrée/Oyu Tolgoi JV Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Entrée/Oyu Tolgoi JV Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée/Oyu Tolgoi JV") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Entrée/Oyu Tolgoi JV Property, Shivee West, is 100% owned by the Company, but is subject to a right of first refusal by OTLLC (Note 5).

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the "Oyu Tolgoi Investment Agreement") between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited. The licences are part of the contract area covered by the Oyu Tolgoi Investment Agreement, although the Company is not a party to the Oyu Tolgoi Investment Agreement. The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

On February 27, 2013, MRAM delivered notice (the "Notice") to the Company advising that the Company is temporarily restricted from transferring, selling or leasing the Shivee Tolgoi and Javhlant mining licences. While the Company was subsequently advised that the temporary transfer restriction on the mining licences will be lifted, it has yet to receive official notification of the lifting of the restriction.

As of March 31, 2016, the Entrée/Oyu Tolgoi JV had expended approximately $27.8 million to advance the Entrée/Oyu Tolgoi JV Property. Under the terms of the Entrée/Oyu Tolgoi JV, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 7).

Joint Venture Investment – Entrée/Oyu Tolgoi JV

The Company accounts for its interest in the Entrée/Oyu Tolgoi JV - as a 20% equity investment. The Company's share of the loss of the joint venture was $46,295 for the period ended March 31, 2016 (March 31, 2015 - $26,146) plus accrued interest expense of $68,847 for the period ended March 31, 2016 (March 31, 2015 - $64,289).

The Entrée/Oyu Tolgoi JV investment carrying value at March 31, 2016 was $110,547 (December 31, 2015 - $148,717) and was recorded in Other Assets.